2. Discontinued Operations: Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures (Details) (USD $)	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Gross profit	$ 934,219	$ 189,980
Selling, general and administrative (including $572,194 and $997,128, respectively, of stock-based compensation)	2,709,700	2,676,644
Loss from discontinued operations		(13,742)
Discontinued Operations
Revenues		124,469
Cost of Revenue		(97,860)
Gross profit		26,609
Selling, general and administrative (including $572,194 and $997,128, respectively, of stock-based compensation)		(40,351)
Loss from discontinued operations		$ (13,742)